Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 468,520,411	$ 444,920,095
Loans Held For Sale	3,990,606	1,781,985
Total Loans Receivable, Gross	472,511,017	446,702,080
Allowance For Loan Losses	9,225,574	9,171,717
Loans in Process	9,957,140	7,225,271
Deferred Loan Fees	469,568	251,575
Loans, Allowances, and Fees	19,652,282	16,648,563
Total Loans Receivable, Net	452,858,735	430,053,517
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	86,404,304	83,965,416
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	56,331,013	56,907,555
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	22,234,189	28,086,686
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 303,550,905	$ 275,960,438